Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net (loss) income	$ 20,297	¥ 141,929	¥ 62,344	¥ (89,333)
Net loss from discontinued operations			82,341	205,808
Net loss from discontinued operations			82,341	205,808
Adjustment to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	6,024	42,127	28,978	36,941
Inventory write-down	56	390	(10,079)	9,363
Share-based compensation	2,013	14,080	16,450	106
Allowance (recovery of allowance) for credit losses	(184)	(1,288)	(4,359)	1,242
Loss of disposal of property and equipment	200	1,401	364	1,378
Deferred income tax expenses (benefits)	195	1,363	(4,773)	2,044
Investment loss (income)	1,457	10,189	(50)	462
Gain on early termination of right-of-use asset	(6)	(44)
Foreign currency exchange losses (gains), net	325	2,272	(225)
Changes in operating assets and liabilities:
Accounts and notes receivable from third parties	(46)	(321)	18,264	11,677
Accounts receivable from related parties	36,068	252,227	(588,030)	(4,370)
Inventories	(2,137)	(14,944)	55,057	13,841
Prepaid expenses and other current assets	(9,598)	(67,123)	22,497	(7,448)
Other receivables from related parties	1,578	11,034	452,950	5,217
Amounts due to related parties	(34)	(239)	(2,609)	1,089
Accounts and notes payable	(36,361)	(254,273)	454,697	(148,737)
Advances from customers	(198)	(1,384)	(18,296)	(7,102)
Income tax payables	(1,198)	(8,377)	8,088	1,124
Accrued expenses and other liabilities	3,972	27,774	8,666	12,667
Lease liabilities	(308)	(2,155)	(1,280)	(4,650)
Net cash provided by continuing operating activities	22,115	154,638	580,995	41,319
Net cash (used in) provided by discontinued operating activities			135,033	(144,547)
Net cash (used in) provided by operating activities	22,115	154,638	716,028	(103,228)
Cash flows from investing activities
Purchase of equipment	(5,886)	(41,164)	(28,606)	(103,372)
Purchase of lease hold improvement	(25)	(175)	(928)	(415)
Purchase of intangible assets	(47)	(330)		(653)
Purchase of short-term investments	(30,804)	(215,416)	(87,430)	(39,694)
Maturity of short-term investments	27,640	193,291	34,241	28,973
Disposal of property and equipment	60	420	416	898
Placement of long-term investments	(572)	(4,000)
Placement of long-term deposits	(24,310)	(170,000)
Maturities of long-term deposits	21,450	150,000
Placement of short-term deposits	(121,225)	(847,737)	(406,828)	(176,686)
Maturities of short-term deposits	100,420	702,247	470,459
Cash receipt from disposals of discontinued operations			65,000
Cashout due to the unconsolidated of discontinued operations			(348,136)
Net cash used in continuing investing activities	(33,299)	(232,864)	(301,812)	(290,949)
Net cash provided by discontinued investing activities			136,918	92,023
Net cash used in investing activities	(33,299)	(232,864)	(164,894)	(198,926)
Cash flows from financing activities
Proceeds from exercise of vested share options	49	344	110	19
Receipt of borrowing	5,880	41,118	58,513	49,091
Repayment of borrowing	(11,388)	(79,636)	(59,998)	(27,128)
Dividend Paid	(6,000)	(41,959)
Purchase of non-controlling interests	(1,105)	(7,728)
Capital injection in subsidiaries from an investor or a non-controlling shareholder			1,000	115
Repurchase of ordinary shares	(2,525)	(17,659)	(4,283)	(6,440)
Net cash provided by (used in) continuing financing activities	(15,089)	(105,520)	(4,658)	15,657
Net cash provided by (used in) discontinued financing activities			(30,000)	100,000
Net cash provided by (used in) financing activities	(15,089)	(105,520)	(34,658)	115,657
Effect of exchange rate changes on cash and cash equivalents	(1,819)	(12,704)	14,649	9,643
Net (decrease) increase in cash and cash equivalents and restricted cash	(28,092)	(196,450)	531,125	(176,854)
Cash and cash equivalents and restricted cash at the beginning of the year	166,947	1,167,480	636,355	813,209
Cash and cash equivalents and restricted cash at the end of the year	138,855	971,030	1,167,480	636,355
Less: cash, cash equivalents and restricted cash held for sales at end of the year				(411,028)
Cash, cash equivalents and restricted cash of continuing operations, end of the year	138,855	971,030	1,167,480	225,327
Cash and cash equivalents of continuing operations at the end of the year	115,342	806,599	1,026,188	206,405
Restricted cash of continuing operations at the end of the year	23,513	164,431	141,292	18,922
Supplemental disclosures of cash flow information:
Cash paid for income tax, net	(2,954)	(20,657)	(2,226)	(187)
Cash paid for interest expense	(853)	(5,968)	(5,734)	(5,644)
Acquisition of equipment in form of other payable	375	2,624	40,183	50,158
Obtaining a right-of-use asset in exchange for a lease liability	144	1,006
Decrease in a right-of-use asset due to remeasurement of lease terms	$ 128	¥ 896